Financial investments - Summary of stages as indicated by IFRS 9 (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	S/ 20,854,961	S/ 20,553,282
Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	19,958,455	20,341,142
Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	896,506	212,140
Stage 3 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Sovereign bonds of the republic of peru [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	9,944,527	9,005,273
Sovereign bonds of the republic of peru [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	9,944,527	9,005,273
Sovereign bonds of the republic of peru [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Sovereign bonds of the republic of peru [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Corporate, leasing and subordinated bonds [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	8,152,180	8,956,767
Corporate, leasing and subordinated bonds [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	7,342,649	8,744,627
Corporate, leasing and subordinated bonds [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	809,531	212,140
Corporate, leasing and subordinated bonds [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Negotiable Certificates of Deposit issued by the BCRP [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	179,207	1,283,726
Negotiable Certificates of Deposit issued by the BCRP [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	179,207	1,283,726
Negotiable Certificates of Deposit issued by the BCRP [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Negotiable Certificates of Deposit issued by the BCRP [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Bonds guaranteed by the Peruvian government
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	524,405	646,677
Bonds guaranteed by the Peruvian government | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	524,405	646,677
Bonds guaranteed by the Peruvian government | Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Bonds guaranteed by the Peruvian government | Stage 3 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Global bonds of the republic of peru [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	526,723	500,980
Global bonds of the republic of peru [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	526,723	500,980
Global bonds of the republic of peru [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Global bonds of the republic of peru [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Global bonds of the republic of colombia [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	86,975	159,859
Global bonds of the republic of colombia [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	0	159,859
Global bonds of the republic of colombia [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Global bonds of the republic of colombia [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Global bonds of the republic of chile [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	86,975
Variable interest Certificates of Deposit issued by the BCRP
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	1,440,944
Variable interest Certificates of Deposit issued by the BCRP | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	1,440,944
Variable interest Certificates of Deposit issued by the BCRP | Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	0
Variable interest Certificates of Deposit issued by the BCRP | Stage 3 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	S/ 0